Recurring Fair Value Measurements - Summary of Held To Maturity Securities (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value/Amortized Cost	$ 166,272,072	$ 166,243,614
Interest Income	28,458
Gross Unrealized Gains	14,143	10,751
Gross Unrealized Losses		(12,968)
Fair Value	166,286,215	166,230,646
U S Money Market [Member]
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value/Amortized Cost	95	95
Interest Income
Gross Unrealized Gains		0
Gross Unrealized Losses		0
Fair Value	95	95
US Treasury Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value/Amortized Cost	166,271,977	166,243,519
Interest Income	28,458
Gross Unrealized Gains	14,143	10,751
Gross Unrealized Losses		(12,968)
Fair Value	$ 166,286,120	$ 166,230,551